Trade and other receivables (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Trade and other receivables [abstract]
Trade receivables from contracts with customers	$ 5,729	$ 5,624
Other current receivables	1,275	1,189
Joint venture receivables	340	429
Equity accounted investments and other related party receivables	74	132
Total financial trade and other receivables	7,418	7,374
Non-financial trade and other receivables	814	859
Trade and other receivables	$ 8,232	$ 8,233